Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000129981 | 4812C2734 | JPMorgan US Treasury Plus Money Market Fund, Class L
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000129981 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129981 | 427866108 | Hershey Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129981 | 816851109 | SEMPRA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129981 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129981 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129981 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129981 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129981 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000129981 | 26441C204 | Duke Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129981 | Industrials438516106
Holdings [Line Items]
Percent of Total Investments	88.50%
C000129981 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.30%
C000129981 | Equity OptionSPY P620_20251124_L_IB
Holdings [Line Items]
Percent of Total Investments	0.10%
C000129981 | FinancialsSYCARGHTS
Holdings [Line Items]
Percent of Total Investments	0.10%
C000129981 | AAPL C250_20251020_S_IBEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000129981 | 962166104Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000129981 | 438516106Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129981 | 00206R102Communications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129981 | 125269100Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129981 | 25746U109Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129981 | SYCARGHTSFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000129981 | 806857108Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000129981 | 418056107Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000129981 | 375558103Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000129981 | 02209S103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000129981 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000129981 | 68389X105Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000129983 | 4812C2734 | JPMorgan US Treasury Plus Money Market Fund, Class L
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000129983 | 747525103 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000129983 | 427866108 | Hershey Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129983 | 816851109 | SEMPRA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129983 | 92343V104 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129983 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000129983 | 717081103 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129983 | 30231G102 | Exxon Mobil Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129983 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000129983 | 26441C204 | Duke Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000129983 | Industrials438516106
Holdings [Line Items]
Percent of Total Investments	88.50%
C000129983 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	11.30%
C000129983 | Equity OptionSPY P620_20251124_L_IB
Holdings [Line Items]
Percent of Total Investments	0.10%
C000129983 | FinancialsSYCARGHTS
Holdings [Line Items]
Percent of Total Investments	0.10%
C000129983 | AAPL C250_20251020_S_IBEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000129983 | 962166104Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000129983 | 438516106Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000129983 | 00206R102Communications
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129983 | 125269100Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129983 | 25746U109Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129983 | SYCARGHTSFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000129983 | 806857108Energy
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000129983 | 418056107Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000129983 | 375558103Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000129983 | 02209S103Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000129983 | 31846V328Money Market
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000129983 | 68389X105Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%